Employee Benefits - Summary of Changes in Present Value of the Defined Benefit Obligations (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	¥ 384,488
Remeasurement of defined benefit pension plans
At end of the year	420,153	¥ 384,488
Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	130,864
Remeasurement of defined benefit pension plans
At end of the year	116,648	130,864
Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	253,624
Remeasurement of defined benefit pension plans
At end of the year	303,505	253,624
Present value of defined benefit obligation
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	384,488	444,790
Current service cost	15,486	15,199
Interest cost	10,187	11,618
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(3,971)	77
From changes in financial assumptions	(13,655)	(11,574)
Experience adjustments	5,588	7,701
Past service cost		(1,196)
Settlement		(57,537)
Benefits paid	(23,807)	(29,754)
Contributions by the employees	5,978	5,053
Effect of business combinations and disposals		(256)
Foreign currency translation differences	39,859	366
At end of the year	420,153	384,488
Present value of defined benefit obligation | Japan
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	130,864	143,712
Current service cost	2,370	2,918
Interest cost	3,209	2,448
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	7	40
From changes in financial assumptions	(9,507)	(7,622)
Experience adjustments	(900)	696
Past service cost		1,535
Settlement		0
Benefits paid	(9,394)	(12,701)
Contributions by the employees	0	0
Effect of business combinations and disposals		(161)
Foreign currency translation differences	0	0
At end of the year	116,648	130,864
Present value of defined benefit obligation | Foreign
Defined Benefit Plan, Change in Benefit Liability [Roll Forward]
At beginning of the year	253,624	301,078
Current service cost	13,117	12,281
Interest cost	6,978	9,170
Remeasurement of defined benefit pension plans
From changes in demographic assumptions	(3,977)	37
From changes in financial assumptions	(4,149)	(3,952)
Experience adjustments	6,488	7,006
Past service cost		(2,731)
Settlement		(57,537)
Benefits paid	(14,412)	(17,053)
Contributions by the employees	5,978	5,053
Effect of business combinations and disposals		(95)
Foreign currency translation differences	39,859	366
At end of the year	¥ 303,505	¥ 253,624